SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of net change in non-cash working capital items included in E&E assets

		For the year ended
	December 31,	December 31,
	2022	2021
Accounts payable and accrued liabilities	$(37,130)	$—
Share-based compensation	26,173	—
Common shares issued	—	11,702
	$(10,957)	$11,702